Organization and Principal Activities (Ordinary Shares and Convertible Bond Issued to Shanda Media) (Narrative) (Details) (USD $)	12 Months Ended					1 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010	Jan. 31, 2010	Dec. 31, 2009	Apr. 30, 2011 Shanda Media Group Ltd. [Member]	Apr. 30, 2011 Shanda Media Group Ltd. [Member] Convertible Bond [Member]	Aug. 31, 2011 Yisheng [Member]	Dec. 31, 2012 Yisheng [Member]	Dec. 31, 2011 Yisheng [Member]
Related Party Transaction [Line Items]
Ordinary shares issued to Shanda Media						1,538,461,538
Aggregate purchase price of ordinary shares	$ 50,000,000					$ 50,000,000
Aggregate principle amount of senior convertible bond at face value							$ 50,000,000
Convertible Bond, mature period							3 years
Convertible Bond, interest rate per annum							3.00%
Ordinary shares and Convertible Bond issuance, closing date						Jun. 29, 2011
Percentage of equity interest disposed								80.00%
Remaining interest in Yisheng								20.00%	20.00%	20.00%
Percentage of Shanda's equity interest in the company		70.46%	51.65%	41.97%	51.00%